LEASES (Details Narrative) - USD ($)		12 Months Ended
	Jul. 17, 2023	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Operating lease weighted average remaining lease term			1 year
Operating lease weighted average discount rate		5.25%	5.25%
Operating lease		$ 41,176	$ 40,406
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Finance lease term	60 months
Finance lease interest rate	5.43%
Debt face amount	$ 144,356
Remaining lease term		2 years 6 months	3 years 6 months